Interests in associates and joint ventures - Impairment testing (Details) - BoCom - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of associates [line items]
VIU	$ 24,300	$ 24,800
Carrying value	23,559	23,616
Fair value	$ 9,764	$ 8,537